Description of Plan (Details) - EBP 002	12 Months Ended
	Dec. 31, 2025 USD ($) loan vote hour	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Required service period	90 days
Matching contribution (as a percent)	100.00%
Participant compensation matched (as a percent)	4.00%
Required service hours | hour	1,000
Employer contributions	$ 4,948,067	$ 4,741,663
Employer contribution, vesting service period	6 years
Employer contribution, vesting percentage	20.00%
Minimum borrowing amount	$ 1,000
Maximum borrowing to total account (as a percent)	50.00%
Maximum borrowing amount	$ 50,000
Basis spread on variable rate (as a percent)	1.00%
Maximum borrowing term	5 years
Number of eligible loans for each participant at a time | loan	2
Forfeitures used to offset Bank contributions	$ 0	0
Forfeitures used to offset Plan expenses	$ 0	0
Number of votes each participant is entitled to | vote	1
Dividend payment to participants	$ 501,863	561,271
Participant contribution, rollover	$ 8,478,730	2,492,329
Minimum
EBP, Description of Plan [Line Items]
Loans to participants, interest rate	3.25%
Maximum
EBP, Description of Plan [Line Items]
Loans to participants, interest rate	9.50%
Discretionary Contribution
EBP, Description of Plan [Line Items]
Employer contributions	$ 0	$ 0